Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts (in dollars)	$ 1,632	$ 310
Net of current maturities and debt discount on long term debt (in dollars)	$ 1,030	$ 1,030
Preferred stock , Par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock , shares authorized	10,000,000	10,000,000
Preferred stock ,shares issued
Preferred stock ,shares outstanding
Common stock, Par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	9,875,491	4,808,167
Common stock, shares outstanding	9,875,491	4,808,167